Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Schedule III Real Estate and Accumulated Depreciation and Depletion (Details) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Encumbrances	$ 62,370
Initial Cost to Company	104,094
Cost capitalized subsequent to acquisition	158,470
Gross amount at which carried at end of period	262,564
Accumulated Depreciation & Depletion	58,997	54,110	49,499	44,979
Aggregate cost for Federal income tax purposes	241,650
Mining royalty land
Encumbrances	0
Initial Cost to Company	35,089
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	35,087
Accumulated Depreciation & Depletion	5,429
Property leased or held for lease
Encumbrances	0
Initial Cost to Company	9,353
Cost capitalized subsequent to acquisition	15,570
Gross amount at which carried at end of period	24,923
Accumulated Depreciation & Depletion	5,317
Commercial Property
Encumbrances	62,370
Initial Cost to Company	57,421
Cost capitalized subsequent to acquisition	142,578
Gross amount at which carried at end of period	199,999
Accumulated Depreciation & Depletion	47,586
Investmentl Property
Encumbrances	0
Initial Cost to Company	2,231
Cost capitalized subsequent to acquisition	324
Gross amount at which carried at end of period	2,555
Accumulated Depreciation & Depletion	665
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	n/a
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	131
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	685
Accumulated Depreciation & Depletion	63
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Lake, FL
Encumbrances	0
Initial Cost to Company	402
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	402
Accumulated Depreciation & Depletion	146
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	5/12
Depreciation Life Computed on	unit
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	6
Gross amount at which carried at end of period	4,696
Accumulated Depreciation & Depletion	6
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	278
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	281
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	299
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	299
Accumulated Depreciation & Depletion	299
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,220
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	15,568
Gross amount at which carried at end of period	18,525
Accumulated Depreciation & Depletion	3,467
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	15 yr.
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	3,811
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	10/97
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	5 yr.
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	4/86
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	968
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	1,184
Accumulated Depreciation & Depletion	599
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Baltimore, MD 1
Encumbrances	2,103
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,411
Gross amount at which carried at end of period	4,850
Accumulated Depreciation & Depletion	2,750
Year of Construction	1990
Date Acquired	10/89
Depreciation Life Computed on	39 yr.
Baltimore, MD 2
Encumbrances	4,773
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	6,851
Gross amount at which carried at end of period	7,801
Accumulated Depreciation & Depletion	4,009
Year of Construction	1994
Date Acquired	12/91
Depreciation Life Computed on	39 yr.
Baltimore, MD 3
Encumbrances	1,632
Initial Cost to Company	690
Cost capitalized subsequent to acquisition	2,861
Gross amount at which carried at end of period	3,551
Accumulated Depreciation & Depletion	1,239
Year of Construction	2000
Date Acquired	7/99
Depreciation Life Computed on	39 yr.
Baltimore, MD 4
Encumbrances	0
Initial Cost to Company	5,634
Cost capitalized subsequent to acquisition	12,716
Gross amount at which carried at end of period	18,350
Accumulated Depreciation & Depletion	528
Year of Construction	2008
Date Acquired	12/02
Depreciation Life Computed on	39 yr.
Baltimore City, MD
Encumbrances	0
Initial Cost to Company	5,750
Cost capitalized subsequent to acquisition	4,257
Gross amount at which carried at end of period	10,007
Accumulated Depreciation & Depletion	314
Year of Construction	2010
Date Acquired	12/10
Depreciation Life Computed on	39 yr.
Duval, FL
Encumbrances	0
Initial Cost to Company	2,416
Cost capitalized subsequent to acquisition	541
Gross amount at which carried at end of period	2,957
Accumulated Depreciation & Depletion	2,710
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	25 yr.
Harford, MD 1
Encumbrances	1,399
Initial Cost to Company	31
Cost capitalized subsequent to acquisition	3,830
Gross amount at which carried at end of period	3,861
Accumulated Depreciation & Depletion	1,812
Year of Construction	1998
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 2
Encumbrances	2,699
Initial Cost to Company	50
Cost capitalized subsequent to acquisition	5,699
Gross amount at which carried at end of period	5,749
Accumulated Depreciation & Depletion	2,083
Year of Construction	1999
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 3
Encumbrances	4,115
Initial Cost to Company	85
Cost capitalized subsequent to acquisition	7,062
Gross amount at which carried at end of period	7,147
Accumulated Depreciation & Depletion	2,965
Year of Construction	2001
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 4
Encumbrances	0
Initial Cost to Company	92
Cost capitalized subsequent to acquisition	1,487
Gross amount at which carried at end of period	1,579
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 5
Encumbrances	3,089
Initial Cost to Company	88
Cost capitalized subsequent to acquisition	10,133
Gross amount at which carried at end of period	10,221
Accumulated Depreciation & Depletion	3,249
Year of Construction	2007
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 6
Encumbrances	2,342
Initial Cost to Company	155
Cost capitalized subsequent to acquisition	12,262
Gross amount at which carried at end of period	12,417
Accumulated Depreciation & Depletion	2,843
Year of Construction	2009
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Howard, MD 1
Encumbrances	1,989
Initial Cost to Company	2,859
Cost capitalized subsequent to acquisition	4,727
Gross amount at which carried at end of period	7,586
Accumulated Depreciation & Depletion	3,654
Year of Construction	1996
Date Acquired	9/88
Depreciation Life Computed on	39 yr.
Howard, MD 2
Encumbrances	1,475
Initial Cost to Company	2,473
Cost capitalized subsequent to acquisition	981
Gross amount at which carried at end of period	3,454
Accumulated Depreciation & Depletion	1,173
Year of Construction	2000
Date Acquired	3/00
Depreciation Life Computed on	39 yr.
Anne Arun, MD 1
Encumbrances	655
Initial Cost to Company	715
Cost capitalized subsequent to acquisition	8,677
Gross amount at which carried at end of period	9,392
Accumulated Depreciation & Depletion	4,970
Year of Construction	1989
Date Acquired	9/88
Depreciation Life Computed on	39 yr.
Anne Arun, MD 2
Encumbrances	8,166
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	13,120
Gross amount at which carried at end of period	14,070
Accumulated Depreciation & Depletion	3,727
Year of Construction	2003
Date Acquired	5/98
Depreciation Life Computed on	39 yr.
Anne Arun, MD 3
Encumbrances	7,775
Initial Cost to Company	1,525
Cost capitalized subsequent to acquisition	10,800
Gross amount at which carried at end of period	12,325
Accumulated Depreciation & Depletion	2,438
Year of Construction	2005
Date Acquired	8/04
Depreciation Life Computed on	39 yr.
Anne Arun, MD 4
Encumbrances	4,197
Initial Cost to Company	737
Cost capitalized subsequent to acquisition	5,324
Gross amount at which carried at end of period	6,061
Accumulated Depreciation & Depletion	1,136
Year of Construction	2006
Date Acquired	1/03
Depreciation Life Computed on	39 yr.
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	667
Cost capitalized subsequent to acquisition	10,259
Gross amount at which carried at end of period	10,926
Accumulated Depreciation & Depletion	1,164
Year of Construction	2012
Date Acquired	7/07
Depreciation Life Computed on	39 yr.
Norfolk, VA
Encumbrances	5,834
Initial Cost to Company	7,512
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	7,512
Accumulated Depreciation & Depletion	1,779
Year of Construction	2004
Date Acquired	10/04
Depreciation Life Computed on	39 yr.
Prince Wil, VA 2
Encumbrances	0
Initial Cost to Company	7,324
Cost capitalized subsequent to acquisition	12,097
Gross amount at which carried at end of period	19,421
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	12/05
Depreciation Life Computed on	39 yr.
Newcastle Co, DE
Encumbrances	10,127
Initial Cost to Company	11,559
Cost capitalized subsequent to acquisition	2,219
Gross amount at which carried at end of period	13,778
Accumulated Depreciation & Depletion	3,043
Year of Construction	2004
Date Acquired	4/04
Depreciation Life Computed on	39 yr.
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	2,264
Gross amount at which carried at end of period	6,984
Accumulated Depreciation & Depletion	$ 0
Year of Construction	n/a
Date Acquired	3/08
Depreciation Life Computed on	n/a